Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued liabilities
Other tax payables	$ 6,653	$ 7,961
Accrued expense	3,379	13,521
Other payable	5,037	3,064
Other accrual and payables	1,505	2,195
Total accrued liabilities	$ 16,574	$ 26,741